Fair Value Measurements (Details) - EBP 005 - USD ($)	Dec. 30, 2025	Dec. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	$ 230,927,099	$ 206,485,860
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	25,066,421	27,486,703
EBP, Nonemployer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	795,679	1,137,942
Equity Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	4,057,835	2,948,424
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	29,919,935	31,573,069
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value		27,486,703
Fair Value, Inputs, Level 1 | EBP, Nonemployer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value		1,137,942
Fair Value, Inputs, Level 1 | Equity Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	4,057,835	2,948,424
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	29,919,935	31,573,069
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investment at fair value	$ 201,007,164	$ 174,912,791